Employee Incentive and Retirement Plans - Black-Scholes Option Pricing Model to Estimate Fair Value of Stock Options Granted (Details) - LendingClub Corp [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Expected dividend yield
Weighted-average assumed stock price volatility	51.60%	49.40%	53.50%
Weighted-average risk-free interest rate	1.34%	1.61%	1.88%
Weighted-average expected life (in years)	6 years 1 month 25 days	6 years 3 months	6 years 4 months 7 days